Trade and other receivables (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Decrease in trade receivables	€ 1,004
Trade receivables	10,182	€ 11,186
Other non-current financial assets	1,675	1,860
Financing receivables for non operating pursposes	209	385
Receivables from sale of properties	597	171
Current receivables from sale of properties	€ 153	166
Interest percentage in project	1.71%
Disposals investment property	€ 442	530
Recognition of losses on doubtful accounts	448	607
Other current receivables	4,642	5,693
Overdue other receivables	646	775
Foreign exchange gain (loss)	(905)	676	€ (354)
Other receivables	5,239	5,864
Allowance account for credit losses of trade and other receivables at end of period	539	503
Deduction allowance account for credit losses of trade and other receivables	455
Financing receivables in currencies other than euro	82	121
Receivables Overdue, net	570	684
Allowance account for credit losses of financial assets	2,729	2,371
Accrued trade receivable	484
Collections from trade receivable	398
Additions allowance account for credit losses of trade and other receivables	927
Settlement Agreement [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Overdue trade receivables for hydrocarbons supplies		264
Current year [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Collections from trade receivable	350
Commercial And Industrial Agreements [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Proceeds from trade receivables	420	443
State Oil Company [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Receivables Overdue, net	570	684
Additions allowance account for credit losses of trade and other receivables	388
Nigerian national oil company [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Receivables from sale of properties	713	716
State-owned oil companies [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	438	611
BNP Paribas [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	39
Third Counterparties [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	29
Nigeria [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Receivables from sale of properties	1,507
Other receivables	1,507	382
Other receivable writeoff	€ 214
Egypt [Member] | Intererst one [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Percentage of interest divested	10.00%
Egypt [Member] | Intererst Two [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Percentage of interest divested	30.00%
CARDON IV SA [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Other non-current financial assets	€ 955	1,054
Joint Ventures [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Other non-current financial assets	€ 1,214	1,350
Proportion of ownership interest in joint venture	50.00%
Other current receivables	€ 3,369	4,111
Venezuelan [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Impairment loss recognised in profit or loss, trade receivables	19
Currencies Other Than Euros [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	2,942	3,629
Other non-current financial assets	1,428	1,606
Other receivables	4,799	5,253
Factoring Of Receivables [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	2,051	1,769
Gas & Power Segment [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Decrease in trade receivables	706
Recognition of losses on doubtful accounts	400
Allowance account for credit losses of trade and other receivables at end of period	446
Gas & Power Segment [Member] | Factoring Of Receivables [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	1,722	1,434
Refining & Marketing and Chemical segment [Member] | Factoring Of Receivables [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	329	335
Exploration & Production Segment [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	1,323	€ 1,764
Other receivables	375
Allowance account for credit losses of trade and other receivables at end of period	55
Operated oil project [Member] | Contractual recovery of costs [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Other receivables	€ 153